Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

2004 Stock Incentive Plan

Effective February 13, 2004, the Company adopted the Clarus Therapeutics 2004 Stock Incentive Plan (the “2004 Plan”). The 2004 Plan was amended on January 28, 2011 to increase the number of shares of the Company’s common stock reserved for issuance to employees, directors, and consultants to 1,529,936 shares. Options granted under the 2004 Plan may be incentive stock options or non-statutory stock options. Restricted stock awards may also be granted under the 2004 Plan. Incentive stock options may only be granted to employees. Options generally vest over a four-year period. The exercise price of incentive stock options shall be not less than 100% of the fair market value per share of the Company’s Common Stock on the grant date. As of June 30, 2021, only incentive stock options to employees have been awarded under the 2004 Plan. The awards granted under this plan generally vest over a four-year period and have a 10-year contractual term.

2014 Stock Option and Incentive Plan

Effective February 13, 2014, the Company adopted the Clarus Therapeutics 2014 Stock Option and Incentive Plan (the “2014 Plan”) and reserved 1,000,000 shares of Common Stock for the issuance of awards under the 2014 Plan. The 2014 Plan permits the Company to make grants of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, performance share awards and dividend equivalent rights. To qualify as incentive options, stock options must meet additional federal tax requirements, including a $100,000 limit on the value of shares subject to incentive options which first become exercisable in any calendar year, and a shorter term and higher minimum exercise price in the case of certain large stockholders. All full-time and part-time officers, employees, non-employee directors and other key persons, including consultants and prospective employees, are eligible to participate in the 2014 Plan, subject to the sole discretion of the administrator. On December 15, 2017, April 17, 2019 and again on December 18, 2020, the 2014 Plan was amended, increasing the total shares of Common Stock reserved for issuance by 416,500, 26,140, and 3,000,000 shares, respectively, for a total of 4,442,640 shares of Common Stock available for award in the 2014 Plan. As of June 30, 2021, no shares of common stock were available for future grants under the 2014 Plan. Once the 2014 Plan was adopted, no further options were awarded under the 2004 Plan. The awards granted under this plan generally vest over a four-year period and have a 10-year contractual term.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	3,814,659	$2.17	6.8	$—
Granted	—	—
Exercised	—	—
Cancelled	—	—
Forfeited	—	—
Outstanding as of June 30, 2021	3,814,659	$2.17	6.3	$—
Options vested and exercisable as of June 30, 2021	2,830,253	$1.99	5.3	$—

No stock options were granted during the six months ended June 30, 2021 and 51,968 stock options were granted during the six months ended June 30, 2020. The total fair value of stock options vested during the six months ended June 30, 2021 and 2020 was $0.4 million and $0.2 million, respectively.

Stock-Based Compensation Expense

Stock-based compensation expense is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Selling and marketing	$5	$—	$10	$—
Research and development	16	19	32	40
General and administrative	156	51	311	104
Total stock-based compensation expense	$177	$70	$353	$144

As of June 30, 2021, there was $0.2 million of unrecognized stock-based compensation expense related to unvested stock options, which is being recognized over a period of 0.8 years. At the Effective Time of the merger, the Company terminated its equity incentive plans and all options issued and outstanding, whether vested or unvested, were cancelled and extinguished.

10. Stock-Based Compensation

2004 Stock Incentive Plan

Effective February 13, 2004, the Company adopted the Clarus Therapeutics 2004 Stock Incentive Plan (the “2004 Plan”). The 2004 Plan was amended on January 28, 2011 to increase the number of shares of the Company’s common stock reserved for issuance to employees, directors, and consultants to 1,529,936 shares. Options granted under the 2004 Plan may be incentive stock options or non-statutory stock options. Restricted stock awards may also be granted under the 2004 Plan. Incentive stock options may only be granted to employees. Options generally vest over a four-year period. The exercise price of incentive stock options shall be not less than 100% of the fair market value per share of the Company’s Common Stock on the grant date. As of December 31, 2020, only incentive stock options to employees have been awarded under the 2004 Plan. The awards granted under this plan generally vest over a four-year period and have a 10-year contractual term.

2014 Stock Option and Incentive Plan

Effective February 13, 2014, the Company adopted the Clarus Therapeutics 2014 Stock Option and Incentive Plan (the “2014 Plan”) and reserved 1,000,000 shares of Common Stock for the issuance of awards under the 2014 Plan. The 2014 Plan permits the Company to make grants of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, performance share awards and dividend equivalent rights. To qualify as incentive options, stock options must meet additional federal tax requirements, including a $100,000 limit on the value of shares subject to incentive options which first become exercisable in any calendar year, and a shorter term and higher minimum exercise price in the case of certain large stockholders. All full-time and part-time officers, employees, non-employee directors and other key persons, including consultants and prospective employees, are eligible to participate in the 2014 Plan, subject to the sole discretion of the administrator. On December 15, 2017, April 17, 2019 and again on December 18, 2020, the 2014 Plan was amended, increasing the total shares of Common Stock reserved for issuance by 416,500, 26,140, and 3,000,000 shares, respectively, for a total of 4,442,640 shares of Common Stock available for award in the 2014 Plan. As of December 31, 2020, no shares of common stock were available for future grants under the 2014 Plan. Once the 2014 Plan was adopted, no further options were awarded under the 2004 Plan. The awards granted under this plan generally vest over a four-year period and have a 10-year contractual term.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2019	2,307,640	$1.70	5.1	$—
Granted	1,806,229	2.69
Exercised	—	—
Cancelled	(142,500)	1.49
Forfeited	(156,710)	1.98
Outstanding as of December 31, 2020	3,814,659	$2.17	6.8	$—
Options vested and exercisable as of December 31, 2020	2,320,686	$1.86	6.9	$—

The weighted average grant-date fair value of stock options granted in 2020 and 2019 was $1.26 per share and $1.59 per share, respectively. The total fair value of stock options vested during the years ended December 31, 2020 and 2019 was $0.8 million and $0.4 million, respectively.

The fair value was estimated on the date of grant using the Black-Scholes option-pricing model, with the following weighted-average assumptions:

	Years Ended December 31,
	2020	2019
Expected volatility	59.66%	58.13%
Weighted-average risk-free interest rate	1.59%	2.58%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4.00	4.00

Stock-Based Compensation Expense

Stock-based compensation expense is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Selling and marketing	$183	$—
Research and development	189	108
General and administrative	453	251
Total stock-based compensation expense	$825	$359

As of December 31, 2020, there was $0.6 million of unrecognized stock-based compensation expense related to unvested stock options, which is being recognized over a period of 1.14 years.